COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Lessee, Operating Lease, Liability, Maturity
The Company’s future minimum lease payments under
non-cancelable
leases as of December 31, 2021 were as follows:

(in thousands)	Operating Leases	Finance Leases
2022	$3,484	$21
2023	4,865	21
2024	4,970	11
2025	4,928	8
2026	4,896	7
Thereafter	5,167	—

Subtotal	28,310	68
Less interest on finance leases	—	15

Total	$28,310	$53